DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2019	$ 55,528
Debt obligation issuance, net of repayments	586
Non-cash changes in debt obligations
Assumed by purchaser	(58)
Amortization of deferred financing costs and (premium) discount	101
Foreign currency translation	(953)
Other	(75)
Jun. 30, 2020	$ 55,493